Equity Method Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

5. Equity Method Investments

We have an investment in Abacus International Pte Ltd (“Abacus”) and have entered into a service agreement with Abacus related to data processing services, development labor and other services as requested. The primary revenue generated from Abacus is data processing fees associated with bookings on the Sabre GDS. Development labor and ancillary services are provided upon request. Additionally, in accordance with an agreement with Abacus, we collect booking fees on behalf of Abacus and record a payable, or economic benefit transfer, to Abacus for amounts collected but unremitted at any period end, net of any associated costs we incur.

A summary of Abacus’ income statement information is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenue	$87,039	$83,237	$263,536	$248,814
Operating income	12,876	15,946	42,961	41,683
Net income	10,793	8,887	34,863	30,575

6. Equity Method Investments

We have an investment in Abacus and have entered into a service agreement with them relative to data processing services, development labor and other services as requested. The primary revenue generated from Abacus is data processing fees associated with bookings on the Sabre GDS. In accordance with a data processing agreement signed in late 2012, Abacus prepaid for data processing fees which will be amortized over the term of the agreement. Development labor and ancillary services are provided upon request. Additionally, in accordance with an agreement with Abacus, we collect booking fees on behalf of Abacus and record a payable, or economic benefit transfer, to them for amounts collected but unremitted at any period end, net of any associated costs we incur.

For the year ended December 31, 2012, Abacus recorded an impairment of goodwill associated with its acquisition of Sabre Pacific, of which our share was $24 million.

Prior to 2012, we held an equity interest in Axess jointly with Abacus. We recorded an amount due to Abacus for its economic share of the equity interest. Our interest in Axess was sold in 2012.

The condensed consolidated financial information below has been presented in conformity with GAAP.

Abacus’ Condensed Consolidated Statements of Comprehensive Income are as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Net income (loss)	$42,368	$(20,366)	$79,452
Other comprehensive loss	(4,043)	(9,379)	(3,588)

Comprehensive loss	38,325	(29,745)	75,864
Less: Comprehensive income (loss) attributable to noncontrolling interests	88	(76)	(81)

Comprehensive loss attributable to Abacus	$38,413	$(29,821)	$75,783

Abacus’ Condensed Consolidated Statements of Operations are as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Revenue	$335,255	$320,069	$261,952
Cost of sales	205,505	200,212	123,227
General and administrative costs	43,157	42,219	25,382
Other expenses	37,306	32,367	19,497

Operating income	49,287	45,271	93,846
Impairment losses, net	—	—	(3,057)
Gain on disposal of an associate	—	5,656	—
Impairment of goodwill	(100)	(65,809)	—
Other non-operating costs	3,127	6,174	7,214

Income before taxes	52,314	(8,708)	98,003
Income tax expense	9,946	11,658	18,551

Net income (loss)	$42,368	$(20,366)	$79,452

Noncontrolling interest	(75)	130	103

Net income (loss) attributable to Abacus	$42,443	$(20,496)	$79,349

Abacus’ Condensed Consolidated Balance Sheets are as follows:

	December 31,
	2013	2012
	(Amounts in thousands)
Assets
Current assets
Cash and cash equivalents	$107,729	$96,194
Accounts receivable, net	43,679	51,746
Other receivables, net	61,481	53,219

Total current assets	212,889	201,159
Property and equipment, net	32,167	28,130
Goodwill and intangible assets, net	2,505	2,505
Other assets, net	41,647	46,788

Total assets	$289,208	$278,582

	December 31,
	2013	2012
	(Amounts in thousands)
Liabilities and stockholders’ equity
Current liabilities
Accounts payable	$19,820	$30,463
Other accrued liabilities	103,887	91,270
Provision for taxation	47,073	48,277

Total current liabilities	170,780	170,010
Deferred income taxes	7,474	5,733
Stockholders’ equity
Share capital	56,580	56,580
Retained earnings	54,159	45,746
Noncontrolling interest	215	513

Total stockholders’ equity	110,954	102,839

Total liabilities and stockholders’ equity	$289,208	$278,582

Abacus’ Condensed Consolidated Statements of Cash Flows are as follows:

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Operating Activities
Cash provided by operating activities	$57,899	$9,214	$48,833
Investing Activities
Cash used in investing activities	(16,154)	(29,183)	(8,560)
Financing Activities
Dividends paid	(30,000)	(60,486)	(35,000)
Other financing activities	(210)	(156)	(109)

Cash used in financing activities	(30,210)	(60,642)	(35,109)
Increase (decrease) in cash and cash equivalents	11,535	(80,611)	5,164
Cash and cash equivalents at beginning of period	96,194	176,805	171,641

Cash and cash equivalents at end of period	$107,729	$96,194	$176,805

Our related party transactions with Abacus are summarized and presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(Amounts in thousands)
Revenue earned from Abacus	$91,998	$71,957	$52,073

	December 31,
	2013	2012
	(Amounts in thousands)
Receivable from Abacus	$29,377	$13,939
Payable to Abacus for Economic Benefit Transfer	(8,648)	(8,452)
Current deferred revenue related to Abacus data processing	(2,571)	(2,571)
Long-term deferred revenue related to Abacus data processing	(12,857)	(15,428)

Related party receivable (liability), net	$5,301	$(12,512)